Other Assets (Notes)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Other Assets	Other Assets
The components of other assets are as follows:

As at Dec. 31	2019	2018
South Hedland prepaid transmission access and distribution costs	67	72
Deferred licence fees	9	11
Project development costs	19	47
Deferred service costs	—	12
Long-term prepaids and other assets	56	55
Loan receivable	47	37
Total other assets	198	234

South Hedland prepaid transmission access and distribution costs are costs that are amortized on a straight-line basis over the South Hedland PPA contract life.

Deferred licence fees consist primarily of licences to lease the land on which certain generating assets are located, and are amortized on a straight-line basis over the useful life of the generating assets to which the licences relate.

Project development costs include the project costs for Windrise (Note 4(L)) and the US wind development projects (Note 4(B)). Some projects were written off in 2019 and 2018 as they are no longer proceeding (see Note 7(D)).

Deferred service costs related to TransAlta’s contracted payments for shared capital projects required at the Genesee Unit 3 and Keephills Unit 3 sites. As part of the Genesee Unit 3 and Keephills Unit 3 swap, these assets were included in the transaction (Note 4(D)).

Long-term prepaids and other assets includes: the funded portion of the TransAlta Energy Transition Bill commitments discussed in Note 35(F), the Keephills Unit 3 provincially required transmission deposit which is anticipated to be reimbursed over the next two years to 2021, as long as certain performance criteria are met, and other miscellaneous prepaids and deposits.
The loan receivable relates to the advancement by the Corporation's subsidiary, Kent Hills Wind LP, of $47 million (2018 – $37 million) (net) of the Kent Hills Wind bond financing proceeds to its 17 per cent partner. The loan bears interest at 4.55 per cent, with interest payable quarterly, commencing on Dec. 31, 2017, is unsecured and matures on Oct. 2, 2022.